RESULTS FROM OPERATING ACTIVITIES - Other Income (Details) - ZAR (R) R in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Results from operating activities [abstract]
Gains on disposals of property, plant and equipment		R 6.6	R 0.1	R 0.7
Insurance claim		84.7	0.0	0.0
Other income		91.3	R 0.1	R 0.7
Disclosure of non-adjusting events after reporting period [line items]
Receipts from claims		R 53.0
Insurance claim [Member]
Disclosure of non-adjusting events after reporting period [line items]
Receipts from claims	R 31.7